Related Party Information (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Information [Abstract]
Schedule of Related Party Receivables and Payables	The related party balances are unsecured, bear no interest, and do not have fixed repayment terms.
Related party receivables	2025	2024
Metallon Corporation Limited	$8,261	$8,261
Metallon Corporation Limited (US)	—	765
Metallon Management Services	2,185	2,185
Allowance for related party credit losses	(10,446)	(10,446)
Total	$—	$765
Related party payables	2025	2024
Metallon Corporation Limited	$—	$2,248
Metallon Gold Zimbabwe	2,277	1,138
Metallon Management Services	—	3
Total	$2,277	$3,389

Schedule of Allowance for Related Party Credit Losses	In addition, the Group recognized a credit loss of $0.2 million in 2024 on receivables due from Metallon Management Services, reflecting ongoing liquidity concerns.
Allowance for related party credit losses
Balance as of December 31, 2023	$9,020
Additions	1,618
Reversal	(192)
Balance as of December 31, 2024	10,446
Additions	—
Reversal	—
Balance as of December 31, 2025	$10,446

Schedule of Compensation to Key Management Personnel	The amounts are recognized as administrative expenses in the consolidated statements of profit or loss and other comprehensive income.
	2025	2024
Short-term employee benefits	$2,361	$1,798
Key management bonuses	—	2,616
Non-executive director fees (Namib Minerals)	353	—
Non-executive director fees (BMC Zim)	218	288
Share based payments (see Note 34)	236	2,834
Post-employment benefits	14	14
Key management compensation	$3,182	$7,550